Financial Instruments (Details) - Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities	$ 9,077
Long-term debt	4,022
Lease liabilities	20,526
Non-financial liabilities	33,625
2023 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities	9,077
Long-term debt	4,022
Lease liabilities	4,087
Non-financial liabilities	17,186
2024 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt
Lease liabilities	2,985
Non-financial liabilities	2,985
2025 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt
Lease liabilities	2,827
Non-financial liabilities	2,827
2026 [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt
Lease liabilities	2,548
Non-financial liabilities	2,548
2027 and thereafter [Member]
Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities) [Line Items]
Trade accounts payable and accrued liabilities
Long-term debt
Lease liabilities	8,079
Non-financial liabilities	$ 8,079